PROMISSORY NOTES PAYABLE AND ADVANCES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
PROMISSORY NOTES PAYABLE AND ADVANCES

NOTE 6 - PROMISSORY NOTES PAYABLE AND ADVANCES

Borrowings under notes payable and advances as of September 30, 2016 and December 31, 2015 are summarized as follows:

	Company Proceeds	Carrying Value at September 30, 2016	Carrying Value at December 31, 2015	Accrued Interest at September 30, 2016	Accrued Interest at December 31, 2015	Principal Value at Maturity
15% Note	$500,000	$-	$500,000	$-	$31,479	$-
10% Note	50,000	50,000	50,000	4,466	1,383	50,000
10% Note (2015)	87,500	108,055	62,949	8,860	548	110,000
10% Note (2015 Advances)	322,500	361,111	229,555	28,750	1,642	361,111
10% Note (2016 Advances)	1,065,000	332,795	-	16,256	-	1,080,556
8% Convertible Note	245,000	207,765	-	11,090	-	275,000
15% Note (2016 Advances)	35,000	35,000	-	1,050	-	35,000
15% CAH Note	-	575,000	-	43,952	-	575,000
	$2,305,000	$1,669,726	$842,504	$114,425	$35,052	$2,486,667

On April 4, 2016, we issued a note payable to Canyon Assets Holdings, Inc. (“Lender”) dated March 28, 2016 in the principal amount of $575,000. The note was issued to the Lender in consideration for the Lender’s having satisfied on the Company’s behalf an outstanding note payable (the “CAH Note”) of the Company (the “JTS Note”). The JTS Note issued September 25, 2015 was repaid in full ($500,000 face value and accrued interest of $75,000) by the Lender with the payment of $575,000 in cash. The terms of the CAH Note call for an interest rate of 15%, due one year from the date of the CAH Note. However, all accrued and unpaid interest and all other amounts payable under the CAH Note are due to the Lender within ten (10) business days after the closing by the Company of an equity or convertible debt financing in one or more series of transactions, with aggregate gross proceeds of at least $1 million.

On April 4, 2016, we issued a $275,000 face value note payable and 50,000 shares of our common stock to Gemini Master Fund, LTD (“Gemini”) pursuant to a Security Purchase Agreement dated March 30, 2016 (the date the funds were received by our Company). Under the terms of the related note payable (the “Gemini Note”), the Company received $245,000, net of costs and original issue discount. Other significant terms of the Gemini Note include:

•	A maturity date of December 31, 2016 in the absence of events triggering mandatory early repayment (as summarized below);
•	Interest accrues at the rate of 8% on the $275,000 face value (18% in the event of an event of default as defined in the Gemini Note);
•	The Gemini Note is convertible in part (subject to a $10,000 minimum) at the option of Gemini into shares of the Company’s common stock at the rate of $0.70 per share (subject to adjustment summarized below);
•	The Company has the option to prepay the Gemini Note;
•	All prepayments of the Gemini Note, whether effected at the option of the Company or subject to mandatory early repayment (as summarized herein), require the Company to repay Gemini 112% of the outstanding principal and all outstanding accrued interest through the date of prepayment;
•	All principal and interest outstanding under the Gemini Note are required to be immediately repaid should the Company complete a financing or series of financings totaling $1.5 million or more;
•	The Conversion price of the Gemini Note is adjusted for the following: 1) loss of Company DTC eligibility - conversion price adjusts to $0.25 per share; 2) stock dividends and splits - as described in the Gemini Note; 3) a rights offering below the market price (as defined) - as described in the Gemini Note; 4) fundamental transactions (as defined) - as described in the Gemini Note; 5) subsequent equity sales below $0.70 per share - as more particularly detailed and described in the Gemini Note; and
•	The Gemini Note is convertible into 392,857 shares of common stock.

 The embedded conversion feature of the Gemini Note was bifurcated and valued at $106,278. Management used a Monte Carlo valuation model to estimate the fair value of the embedded conversion option at issuance of the convertible note issued, with the following weighted average key inputs:

At issuance
Stock price	$0.68
Term (years)	0.76
Volatility	98.9%
Risk-free rate of interest	0.5%
Dividend yield	0.0%

The embedded conversion feature is separately measured at fair value, with changes in fair value recognized in current operations.   The embedded conversion has been reduced by $9,098 during the nine months ended September 30, 2016.

In connection with the issuance of the Gemini Note, we recorded additional debt discounts related to the following:

•	Issuance of 50,000 shares of our common stock resulting in the relative common stock fair value of approximately $27,000;
•	Recording of a beneficial conversion feature of approximately $44,000; and
•	Original issuance discount of $25,000.

The debt discounts are amortized to interest expense using the effective interest method over the term of the notes. During the three and nine months ended September 30, 2016, the Company recognized interest expense of $67,235 and $134,470, respectively, from the amortization of the debt discount, resulting in a net Gemini Note balance of $207,765.

During January through June 2016, three individuals (the “Lenders”) advanced a total of $140,000 to the Company. The borrowings were not accompanied by documentation of the nature of the borrowings. However, there were general discussions as to the repayment terms and the interest expected of 10% per annum to be paid to the Lenders in connection with the borrowings. Accordingly, we have accounted for the borrowings based on estimates of their still undocumented final terms.

On July 19, 2016, we issued a 60 day 15% promissory note payable to a purchaser for cash proceeds totaling $35,000. In the event that we secure any future financing with aggregate gross proceeds of at least $500,000 while the promissory note is outstanding, the promissory note and all accrued interest therefrom will be immediately due and payable within ten business days of the closing of such financing. The lender has agreed to forgo repayment with the net proceeds received from the $925,000 (Advances), discussed below.

During the three months ended September 30, 2016, certain investors advanced a total of $925,000 (the “Advances”) to the Company with a right to convert at no greater than $0.40 per share. In connection with the Advances, the Company also issued warrants to purchase 462,500 shares of our common stock at an exercise price $0.60 per share with a 5 year term. The relative fair value of the warrants compared to the Advances was $203,467, which was recorded as a component of stockholders’ deficit with the offset recorded as a discount on the Advances. The fair value of the warrants was determined using the Black-Scholes Model. The Company then computed the effective conversion price of the Advances on the issuance date, noting that the Advances gave rise to a  BCF of $721,533. The sum of the relative fair value of the warrants and the BCF was recorded as a debt discount to be amortized over the term of the advances.

The debt discounts are amortized to interest expense using the effective interest method over the term of the Advances. During the three and nine months ended September 30, 2016, the Company recognized interest expense of $137,022, from the amortization of the debt discount, resulting in the Advances balance of $177,240.

The Advances contain an embedded conversion feature that the Company has determined is a derivative requiring bifurcation in accordance with the provisions of ASC 815. The embedded conversion feature of the Notes was valued at inception using the Monte Carlo simulation (see Note 7) at $1,212,384 and was recorded as a loss on the condensed consolidated statements of operations. As of September 30, 2016, the derivative was remeasured to $964,356 and the difference was recorded as a change in fair value of derivative liabilities on the statement of operations.

Management used a Monte Carlo valuation model to estimate the fair value of the embedded conversion option at issuance of the Advances, with the following weighted average key inputs:

At issuance
Stock price	$0.74
Term (years)	0.75
Volatility	116%
Risk-free rate of interest	0.5%
Dividend yield	0.0%

NOTE 6 – PROMISSORY NOTES PAYABLE AND ADVANCES

On September 25, 2015, we entered into a Securities Purchase Agreement and issued a 15% Promissory Note with the principal face value of $500,000 (the “15% Note”) to an accredited investor. Under the terms of the 15% Note, all principal and related accrued interest outstanding are due and payable to the noteholder upon the earlier of: (i) September 25, 2016; or (ii) within ten business days after the consummation of an equity or convertible debt financing with aggregate gross proceeds of at least $1,000,000.

Borrowings made pursuant to the 15% Note bear interest at the annual rate of 15% (or $75,000), irrespective of whether paid at or prior to September 25, 2016.  If any amount payable pursuant to the note payable is not paid when due (without regard to any applicable grace periods as set forth in the Note), whether at stated maturity, by acceleration or otherwise, such overdue amount shall bear interest at the rate of 15% from the date of such non-payment until such amount is paid in full. We have recognized $31,479 in interest expense through December 31, 2015 based on an estimated repayment date of May 15, 2016.

During November 2015, we issued a one year 10% promissory notes payable (the “10% Note”) to a purchaser for cash proceeds totaling $50,000. In the event that we secure any future financing with aggregate gross proceeds of at least $1 million while the 10% Note is outstanding, the 10% Note and all accrued interest therefrom will be immediately due and payable within ten business days of the closing of such financing. The holder may also convert any unpaid principal under the 10% Note into any funding instrument entered into by our Company for a period of 180 days after the date of the 10% Note. The full interest of 10% of the borrowings under the 10% Note ($5,000) is due irrespective of whether paid at maturity or when required to be prepaid. We have recognized $1,383 in interest expense through December 31, 2015 based on an estimated repayment date of May 15, 2016.

On November 30, 2015 and on three subsequent dates during December 2015, four individuals (the “Lenders”) provided an advance to the Company with a face value of $361,111 for cash proceeds totaling $322,500. The borrowings (the “2015 Advances”) were not accompanied by documentation due to the nature of the 2015 Advances. However, there were general discussions as to the repayment terms, the interest expected to be paid to the Lenders and additional equity of the Company to be issued to the Lenders in connection with the 2015 Advances. Accordingly, we have accounted for the 2015 Advances based on estimates of their final terms.

On December 11, 2015, we entered into a Securities Purchase Agreement and issued a 10% Convertible Promissory Note with the principal face value of $110,000 (the “10% 2015 Note”) to an accredited investor for cash proceeds of $87,500, net of issuance costs. Under the terms of the 10% 2015 Note, all principal and related accrued interest outstanding are due and payable to the noteholder upon the earlier of: (i) December 10, 2016; or (ii) in the event that the Company completes a financing or a series of financings, with the same or different investors, that in the aggregate result in gross proceeds to the Company of at least $3 million, then the Company is required to pre-pay and redeem the entire remaining outstanding principal amount plus Interest of this Note in cash, provided that (A) the Company shall pay the Holder one hundred twenty percent (120%) of the principal plus interest outstanding in repayment and (B) such amount must be paid in cash on the next Business Day after receipt of the gross proceeds.

While any amounts are outstanding under the 10% 2015 Note, such amounts outstanding are convertible into share of the Company’s Common Stock at the lesser of: 1) $0.90 per share and 2) 75% of the price per share of the Company’s Common Stock sold in a future financing with gross proceeds of at least $1 million, subject to adjustments as stated in the Note agreement.

In connection with the 10% 2015 Note, the Company also issued a five-year warrant to purchase up to 61,111 shares of its Common Stock to the holder. The exercise price of the warrant is $1.50 per share, subject to adjustments provided in the warrant agreement (but in no event at an exercise price below $0.50 per share). The consideration upon exercise may also be paid on a cashless basis.

The Company accounted for warrants to be issued in connection with the 2015 Advances under similar terms as the warrant granted for the 10% 2015 Note.

In connection with the warrants expected to be issued in connection with the 2015 Advances and the 10% 2015 Note, we have estimated a relative fair value of $138,333 using the Black-Scholes option pricing model based on the following weighted average assumptions:

Total 2015 Advances and 10% 2015 Note face value	$471,111
Warrants to be issued (55% of face value)	256,172
Term	5 years
Strike price	$1.50
Fair market value	$0.95
Expected volatility	128%
Risk-free interest rate	1.56%

As of December 31, 2015, we have amortized $15,259 of the warrant fair value to interest expense. We calculated an original issue discount of $51,111 on the borrowings ($5,578 of which was charged to interest expense through December 31, 2015) and we have recognized $2,190 of accrued interest through December 31, 2015 for the expected interest to be paid on the non-discounted face value of the borrowings.

	Company Proceeds	Carrying Value at December 31, 2015	Accrued Interest at December 31, 2015	Principal Value at Maturity

15% Note	$500,000	$500,000	$31,479	$500,000
10% Note	50,000	50,000	1,383	50,000
10% Note (2015)	87,500	62,949	548	110,000
Advances	322,500	229,555	1,642	351,111
	$960,000	$842,504	$35,052	$1,011,111

NOTE 7 – CONVERTIBLE PROMISSORY NOTES

During the fourth quarter of 2014, we entered into three convertible promissory notes (the “Notes”) totaling $375,000. Proceeds from the Notes were used primarily to pay for the Brand Participation Fee discussed in Note 4. The Notes were converted into 375,000 shares of Company common stock in conjunction with the Stock Placement discussed in Note 6.